Segments - Assets (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Total assets	$ 85,858,922	$ 63,349,434	$ 51,351,317
Holding companies
Segment Reporting Information [Line Items]
Total assets	108,299	216,240	4,071,693
Fresh meat
Segment Reporting Information [Line Items]
Total assets	54,752,839	50,044,169	45,260,319
Feed raw materials
Segment Reporting Information [Line Items]
Total assets	$ 30,407,470	12,446,388	0
Grocery stores | Grocery stores
Segment Reporting Information [Line Items]
Total assets		$ 642,637	$ 2,019,305